Leases - Additional information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Operating lease liabilities	$ 2.5	$ 2.3
Short-term lease	$ 0.2	$ 0.1